FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Investments carried at fair value		$ 21,992	$ 0
Recurring [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents		575,601	74,272
Held to maturity investments		787,608	100,357
Available-for-sale investments		213,476	27,045
Equity securities		55,533	76,000
Investments carried at fair value		21,992
Other assets		16,221	19,024
Derivative assets	[1]	67
Derivative liabilities	[2]	(1,204)
Share appreciation rights		(18,038)	(11,640)
Total liabilities, net, at fair value		1,651,256	285,058
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents		575,601	74,272
Held to maturity investments		787,122	100,071
Available-for-sale investments		49,017	5,688
Equity securities		55,533	76,000
Investments carried at fair value		0
Other assets		0	0
Derivative assets	[1]	0
Derivative liabilities	[2]	0
Share appreciation rights		(18,038)	(11,640)
Total liabilities, net, at fair value		1,449,235	244,391
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents		0	0
Held to maturity investments		0	0
Available-for-sale investments		0	0
Equity securities		0	0
Investments carried at fair value		0
Other assets		0	0
Derivative assets	[1]	67
Derivative liabilities	[2]	(1,204)
Share appreciation rights		0	0
Total liabilities, net, at fair value		(1,137)	0
Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents		0	0
Held to maturity investments		486	286
Available-for-sale investments		164,459	21,357
Equity securities		0	0
Investments carried at fair value		21,992
Other assets		16,221	19,024
Derivative assets	[1]	0
Derivative liabilities	[2]	0
Share appreciation rights		0	0
Total liabilities, net, at fair value		$ 203,158	$ 40,667

[1]	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
[2]	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.